Schedule IV (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance in-force
Gross Amount	$ 86,792				$ 105,704				$ 86,792	$ 105,704	$ 118,328
Ceded	55,496				72,034				55,496	72,034	81,858
Assumed	15,976				16,358				15,976	16,358	17,034
Net amount	$ 47,272				$ 50,028				$ 47,272	$ 50,028	$ 53,504
% Amount Assumed to Net	33.80%				32.70%				33.80%	32.70%	31.80%
Insurance premium
Gross Amount									$ 360	$ 407	$ 336
Ceded									291	327	226
Assumed									40	42	47
Premiums	$ 22	$ 30	$ 26	$ 31	$ 30	$ 30	$ 31	$ 31	$ 109	$ 122	$ 157
% Amount Assumed to Net									36.70%	34.40%	29.90%
Life insurance
Insurance premium
Gross Amount									$ 325	$ 354	$ 273
Ceded									251	273	172
Assumed									37	38	42
Premiums									$ 111	$ 119	$ 143
% Amount Assumed to Net									33.30%	31.90%	29.60%
Accident and health
Insurance premium
Gross Amount									$ 25	$ 38	$ 36
Ceded									28	42	41
Assumed									3	4	5
Premiums									0	0	0
Payout annuity
Insurance premium
Gross Amount									10	15	27
Ceded									0	0	0
Assumed									0	0	0
Premiums									10	15	27
Annuity guaranteed benefits
Insurance premium
Gross Amount									0	0	0
Ceded									12	12	13
Assumed									0	0	0
Premiums									$ (12)	$ (12)	$ (13)